Environmental Rehabilitation and Other Provisions - Provision for Silicosis Settlement (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Short term silicosis settlement provision	$ 11,000,000	$ 16,000,000	$ 0
Provision for Silicosis Settlement
Disclosure of other provisions [line items]
Provision for settlement	54,000,000	47,000,000	63,000,000
Short term silicosis settlement provision	$ 11,000,000	$ 16,000,000	$ 0